Investments in Subsidiaries - Summarized Financial Information Including Goodwill on Acquisition and Consolidation Adjustment But Before Intercompany Eliminations of Subsidiaries with Material Non-controlling Interests (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Summarized statement of financial position
Current assets	¥ 16,008,979		¥ 13,297,943		$ 2,529,304
Non-current assets, excluding goodwill	5,006,080		5,298,563		790,925
Goodwill	212,636		212,636		33,595	$ 33,595
Current liabilities	(9,405,204)		(8,025,874)		(1,485,955)
Non-current liabilities	(630,579)		(584,820)		(99,627)
Total equity	10,979,276		9,985,812	¥ 9,430,069	1,734,647		¥ 9,151,814
Attributable to NCI	2,631,714		2,301,978		415,792
Summarized statement of comprehensive income
Revenue	16,222,442	$ 2,563,030	13,664,840	13,733,437
Profit for the year, representing total comprehensive income for the year	1,328,547	209,901	760,002	540,997
Attributable to NCI	436,325	68,936	204,647	165,351
Summarized statement of cash flows
Operating	1,370,167	216,477	2,276,087	1,686,718
Investing	126,570	19,997	(572,031)	(25,496)
Financing	280,862	44,374	(1,553,986)	(485,535)
Guangxi Yuchai Machinery Company Limited [Member]
Summarized statement of financial position
Current assets	14,717,316		12,448,174		2,325,231
Non-current assets, excluding goodwill	4,693,931		4,876,773		741,608
Goodwill	212,636		212,636		33,595
Current liabilities	(9,344,836)		(7,957,306)		(1,476,417)
Non-current liabilities	(495,429)		(461,712)		(78,274)
Carrying value of net assets	9,783,618		9,118,565		1,545,743
Total equity	9,783,618		9,118,565		1,545,743
Attributable to NCI	2,437,215		2,253,207		$ 385,063
Summarized statement of comprehensive income
Revenue	16,165,245	2,553,993	13,598,487	13,671,931
Profit for the year, representing total comprehensive income for the year	1,045,330	165,155	726,379	547,216
Attributable to NCI	290,497	45,896	210,013	129,088
Summarized statement of cash flows
Operating	1,385,156	218,845	2,329,367	1,742,989
Investing	(165,817)	(26,198)	(293,477)	(33,515)
Financing	221,660	35,021	(1,697,173)	(659,691)
Net increase in cash and cash equivalents	¥ 1,440,999	$ 227,668	¥ 338,717	¥ 1,049,783